Borrowings - Summary of Reconciliation of Movement in Net Borrowings Explanatory (Parenthetical) (Detail) € in Millions			6 Months Ended	12 Months Ended
	Nov. 09, 2017 EUR (€) EUR_per_USD	Feb. 16, 2017 EUR (€) EUR_per_USD	Jun. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of senior notes			€ 610	€ 1,440
Redemption of senior notes			€ 610	€ 1,559
Constellium N.V. USD Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of senior notes	€ 830
Exchange rate | EUR_per_USD	1.1630
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025) [member]
Disclosure of detailed information about borrowings [line items]
Proceeds from the issuance of senior notes		€ 610
Exchange rate | EUR_per_USD		1.0652
Senior secured and unsecured notes [member]
Disclosure of detailed information about borrowings [line items]
Redemption of senior notes	€ 949
Exchange rate | EUR_per_USD	1.1630